COST OF SALES	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Cost of Sales	Cost of Sales

		Years ended December 31,
	Notes	2023	2022
Operating costs[1]		$602.2	$526.6
Royalties	37(b)	44.8	43.8
Depreciation expense[2]		216.0	240.5
		$863.0	$810.9
1.Operating costs include mine production, transport and smelter costs, and site administrative expenses.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.
For the year ended December 31, 2023, the Company recognized $14.5 million in cost of sales related to operating below normal capacity at Essakane (December 31, 2022 - $nil).